Interest income and expense	3 Months Ended
Jan. 31, 2019
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Interest income and expense

Note 12.    Interest income and expense

The table below provides the consolidated interest income and expense by accounting categories.

$ millions, for the three months ended		2019 Jan. 31		2018 Oct. 31		2018 Jan. 31
	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost (1)	$4,433	$2,451	$4,132	$2,113	$3,525	$1,437
Debt securities measured at FVOCI (1)	237	n/a	224	n/a	145	n/a
Other(2)	454	77	380	84	314	74
Total	$5,124	$2,528	$4,736	$2,197	$3,984	$1,511
(1)	Interest income for financial instruments that are measured at amortized cost and debt securities that are measured at FVOCI is calculated using the effective interest rate method.
(2)	Includes interest income and expense, and dividend income for financial instruments that are mandatorily measured and designated at FVTPL, and equity securities designated at FVOCI.
n/a	Not applicable.